Basis of Presentation and General Information, Summary (Details) $ / shares in Units, $ in Thousands				11 Months Ended
	Feb. 16, 2023	Jul. 26, 2022 USD ($) shares	Jan. 20, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 19, 2022 shares
Basis of Presentation [Abstract]
Year of inception				2022
Share capital (in shares)					500
Working capital | $				$ 5,000
Issuance of shares in spin-off transaction (in shares)			1,512,004
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
Shares issued for every 11.8 common shares of Seanergy in Spin-Off (in shares)				1
Shares of Seanergy converted to one common share in Spin-Off (in shares)				11.8
Issuance of preferred stock | $				$ 5,000
Subsequent Event [Member]
Basis of Presentation [Abstract]
Reverse stock split	0.1
Series B Preferred Stock [Member]
Basis of Presentation [Abstract]
Issuance of shares in spin-off transaction (in shares)			40,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
Series C Preferred Stock [Member]
Basis of Presentation [Abstract]
Issuance of shares in spin-off transaction (in shares)			5,000
Dividend rate		6.50%		6.50%
Issuance of preferred stock | $		$ 5,000
Issuance of preferred stock (in shares)		5,000